Authorised and issued share capital - Summary of Authorised and Issued Share Capital (Detail) £ in Millions		12 Months Ended
		Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 GBP (£) shares		Dec. 31, 2018 GBP (£) shares		Dec. 31, 2017 GBP (£) shares
Disclosure of classes of share capital [line items]
Issued and fully paid capital, Beginning balance	[1]	£ 132.8	£ 133.3
Share cancellations	[1]	(281.2)	(47.7)
Issued and fully paid capital, Ending balance		£ 129.6	£ 132.8	[1]	£ 133.3	[1]
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Equity ordinary shares, authorised | shares		1,750,000,000	1,750,000,000		1,750,000,000		1,750,000,000
Nominal value of Authorised shares		£ 175.0	£ 175.0		£ 175.0		£ 175.0
Number of shares issued and fully paid, Beginning balance | shares		1,328,167,813	1,332,678,227		1,332,511,552
Exercise of share options | shares		1,000	75,625		166,675
Share cancellations | shares		(32,088,571)	(4,586,039)
Number of shares issued and fully paid, Ending balance | shares		1,296,080,242	1,328,167,813		1,332,678,227
Issued and fully paid capital, Beginning balance		£ 132.8	£ 133.3		£ 133.3
Share cancellations		(3.2)	(0.5)
Issued and fully paid capital, Ending balance		£ 129.6	£ 132.8		£ 133.3

[1]	Figures have been restated as described in the accounting policies.